SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 187,327	$ 140,835	$ 154,881
Accrued warranty	61	51	80
Accrued expenses	13,235	11,095	11,559
Investment loss	764	695	575
Inventory impairment	2,314	3,029	4,139
Fixed assets impairment provision	844	973	1,868
Bad debts	58	80
Accrued payroll	9,358	13,088	15,228
Subtotal	213,961	169,846	188,330
Fair value change of fixed assets	(9,508)	(10,321)	(12,272)
Fair value change of intangible assets	(3,560)	(3,763)	(3,979)
Total deferred tax liabilities	(13,068)	(14,084)	(16,251)
Net deferred tax assets	200,893	155,762	172,079
Less: valuation allowance	(200,893)	(155,762)	(172,079)
Deferred tax assets, net of valuation allowance